Business Segment Information (Reconciliation of Assets from Segment to Consolidated) (Detail) ¥ in Billions	12 Months Ended
Mar. 31, 2019 JPY (¥)
Schedule Of Assets By Segment [Line Items]
Fixed assets	¥ 1,657.2	[1],[2]
U.S. GAAP adjustments	413.1
Premises and equipment-net, Goodwill, and Intangible assets	¥ 2,070.3

[1]	"Fixed assets" is presented based on Japanese GAAP and corresponds to the total amount of the following U.S. GAAP accounts, Premises and equipment-net, Goodwill, and Intangible assets. The above tables do not include other asset amounts because "Fixed assets" is the only balance sheet metric that management uses when evaluating and making decisions pertaining to the operating segments. "Fixed assets" has been allocated to each segment starting in the fiscal year ended March 31, 2019 to enhance management's analysis of the Group's operations. "Others" in "Fixed assets" includes assets of headquarters that have not been allocated to each segment, "Fixed assets" pertaining to consolidated subsidiaries that are not subject to allocation, consolidating adjustments, and others. Certain "Fixed assets" expenses have been allocated to the in-house company segments using a reasonable allocation criteria.
[2]	Beginning on April 1, 2018, new allocation methods for income and expense transactions between each segment and "Others" have been applied. In connection with the use of the new allocation methods, the presentation of "Net business profits" has changed to "Net business profits (losses) + Net gains (losses) related to ETFs and others". Before the change, "Net gains (losses) related to ETFs and others" were included in "Gross profits" of each segment and eliminated in "Others". In addition, "Amortization of goodwill and others" has been presented as a new item. Figures for the fiscal years ended March 31, 2017 and 2018 have been restated for the new allocation methods. These changes more appropriately reflect the performance of each of the operating segments in accordance with internal managerial accounting rules and practices. Furthermore, income and expense of foreign branches of MHBK and foreign subsidiaries with functional currency other than Japanese Yen have been translated for purposes of segment reporting using the budgeted foreign currency rates. Prior period comparative amounts for these foreign currency income and expense have been translated using current period budgeted foreign currency rates.